Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Basic weighted average number of shares outstanding	453,460,000	452,814,000
Diluted weighted average number of shares outstanding	454,119,000	453,463,000
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	327,000	318,000
Restricted stock units [member]
Earnings per share [line items]
Effect of dilutive securities	332,000	331,000